Cover	Jun. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	1-2376
Entity Registrant Name	FMC CORPORATION
Entity Central Index Key	0000037785
Entity Tax Identification Number	94-0479804
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2929 Walnut Street
Entity Address, Address Line Two
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	299-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	FMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false